OTHER ACCOUNTS RECEIVABLE, NET - Contract Assets (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other accounts receivables [Line Items]
Financial assets in concession arrangements rights	$ 5,119,649	$ 3,068,629
Impairment allowance	(966)
Total contract assets	5,118,683	3,068,629
Service concession arrangement [member] | At fair value
Disclosure of other accounts receivables [Line Items]
Financial assets in concession arrangements rights	2,488,414	2,282,611
Service concession arrangement [member] | Amortized Cost
Disclosure of other accounts receivables [Line Items]
Financial assets in concession arrangements rights	$ 2,631,235	$ 786,018